Summary of Material Accounting Policies, Critical Judgments and Accounting Estimates	6 Months Ended
Jun. 30, 2024
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Summary of Material Accounting Policies, Critical Judgments and Accounting Estimates	SUMMARY OF MATERIAL ACCOUNTING POLICIES, CRITICAL JUDGMENTS AND ACCOUNTING ESTIMATES
(A)
Material accounting policies

There have been no material changes to the material accounting policies that have been applied by the Group in its audited consolidated financial statements as of and for the year ended December 31, 2023, included in Form 20-F filed with the SEC on March 19, 2024 and available at www.sec.gov, except as follows:

Warrant liabilities

The Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period (refer to Note 11). Any change in fair value is recognized in the Company’s consolidated statements of loss. Warrants are classified as short-term liabilities as the Company cannot defer the settlement beyond 12 months.

The Blackrock Warrant issued in conjunction with the Loan Agreement is classified as a liability since its exercise price is fixed in USD, which is not the functional currency of the Company and therefore it does not meet the requirements to be classified as equity under IFRS. The fair value of the Blackrock Warrant is determined using the Black-Scholes option-pricing model. This valuation model as well as parameters used such as expected volatility and expected term are partially based on management’s estimates. The expected volatility is estimated using historical stock volatilities of comparable peer public companies within the Company's industry. The expected term represents the period that the warrant is expected to be outstanding. The Blackrock Warrant is included in Level 3 of the fair value hierarchy. Refer to Note 11.

The fair value of the EBAC Public Warrants is based on the quoted market prices at the end of the reporting period for such warrants. For the EBAC Private Warrants, which have identical terms to the EBAC Public Warrants, the Company determined that the fair value of each
EBAC Private Warrant is equivalent to that of each EBAC Public Warrant. EBAC Public Warrants are included in Level 1 and EBAC Private Warrants in Level 2 in the fair value hierarchy. Refer to Note 11 - Warrant Liabilities.

(B)
Critical judgments and accounting estimates

In preparing these unaudited condensed consolidated interim financial statements, the critical accounting estimates, assumptions and judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those applied and discussed in the audited consolidated financial statements for the year ended December 31, 2023.

(C)
New accounting standards, interpretations, and amendments adopted by the Group

The accounting policies adopted in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended December 31, 2023.

There are no new IFRS Accounting Standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2024, that have a material impact in the interim period. In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements, which provides requirements for the presentation and disclosure of information in general purpose financial statements. The standard is effective for periods beginning on or after January 1, 2027. The Company is in the process of evaluating whether IFRS 18 will have a material effect on the consolidated financial statements. New standards, amendments to standards and interpretations that are not yet effective, which have been deemed by the Group as currently not relevant, are not listed here.